Disclosures on equity - Non-controlling Interests (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Noncontrolling interests Explanatory [Line Items]
Profit (loss), attributable to non-controlling interests	$ 7,973	$ 6,751	$ 3,841
Equity, noncontrolling interests	35,369	34,451
Dividends paid to non-controlling interests	$ 7,370	12,408
SQM Potasio S.A.
Disclosure Of Noncontrolling interests Explanatory [Line Items]
Proportion of ownership interests held by non-controlling interests	0.00%
Profit (loss), attributable to non-controlling interests	$ 0	0
Equity, noncontrolling interests	0	0
Dividends paid to non-controlling interests	$ 0	0
Ajay SQM Chile S.A.
Disclosure Of Noncontrolling interests Explanatory [Line Items]
Proportion of ownership interests held by non-controlling interests	4900000.00%
Profit (loss), attributable to non-controlling interests	$ 2,415	769
Equity, noncontrolling interests	8,986	8,382
Dividends paid to non-controlling interests	$ 1,812	577
Soquimich Comercial S.A.
Disclosure Of Noncontrolling interests Explanatory [Line Items]
Proportion of ownership interests held by non-controlling interests	3936168.00%
Profit (loss), attributable to non-controlling interests	$ 5,558	5,926
Equity, noncontrolling interests	26,383	26,665
Dividends paid to non-controlling interests	$ 5,558	11,831
Comercial Agrorama Ltda.
Disclosure Of Noncontrolling interests Explanatory [Line Items]
Proportion of ownership interests held by non-controlling interests	3000000.00%
Profit (loss), attributable to non-controlling interests	$ 0	56
Equity, noncontrolling interests	0	(596)
Dividends paid to non-controlling interests	$ 0	0
SQM Indonesia S.A.
Disclosure Of Noncontrolling interests Explanatory [Line Items]
Proportion of ownership interests held by non-controlling interests	2000000.00%
Profit (loss), attributable to non-controlling interests	$ 0	0
Equity, noncontrolling interests	0	0
Dividends paid to non-controlling interests	$ 0	0
SQM Thailand Limited
Disclosure Of Noncontrolling interests Explanatory [Line Items]
Proportion of ownership interests held by non-controlling interests	0.002%
Profit (loss), attributable to non-controlling interests	$ 0	0
Equity, noncontrolling interests	0	0
Dividends paid to non-controlling interests	$ 0	$ 0